Income Taxes - Schedule of Amount of Uncertain Tax Positions (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance	$ 35	$ 34	$ 30
Lapse of statute of limitations	(5)		(22)
Additions for tax positions of prior years		1
Ending balance	$ 30	$ 35	$ 8